INTANGIBLE ASSETS, NET - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020
INTANGIBLE ASSETS, NET
Amortization of Intangible Assets	$ 13,905	$ 24,030	$ 15,677
Estimated amortization expense year one	1,265
Estimated amortization expense year two	244
Estimated amortization expense year three	46
Estimated amortization expense year four	38
Estimated amortization expense year five	38
Impairment loss on acquired intangible assets	$ 51,452	$ 136	$ 0